Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2013
Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Real Assets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Real Assets Fund seeks long-term capital appreciation and income consistent with protection from inflation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Real Assets Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  To pursue its investment objective, the Fund allocates assets among certain Select Funds and other investments ("underlying funds"), which include other open-end management investment companies that invest in various asset classes in order to pursue an overall real return investment strategy under the ultimate supervision of the Adviser. In the Fund's pursuit of "real return" the Fund will invest in "real asset classes" which are defined broadly by the Fund to include any financial or physical assets that historically provide a rate of return at or above the rate of inflation over the long term. The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund's portfolio, when viewed as a whole, is consistent with the Fund's investment objective.
  The Adviser uses the following target and potential ranges in allocating the Fund's assets among the underlying funds.

Underlying Funds	Target	Range
GuideStone Funds Inflation Protected Bond Fund	33.0%	20-50%
GuideStone Funds Global Natural Resources Equity Fund*	17.5%	10-30%
Credit Suisse Commodity Return Strategy Fund**	17.5%	10-25%
GuideStone Funds Flexible Income Fund*	17.0%	10-30%
GuideStone Funds Real Estate Securities Fund	15.0%	5-25%

        *Shares of these funds are not available for individual investment.

      **This fund is not a series of the Trust and is advised by an unaffiliated adviser.

  Target allocations represent the Fund's current target for investments among the underlying funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval. The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund's value will go up and down in response to changes in the share prices of the underlying funds. There is no guarantee that the underlying funds or their investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns an underlying fund that invests in high yield securities ("junk bonds"), the Fund is subject to risks that the junk bonds may default and are more volatile than securities rated investment grade. Issuers of these securities may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
  Because the Fund owns an underlying fund that invests in inflation-indexed bonds, the Fund is subject to risks related to the periodic adjustment of interest and/or principal payments on these securities due to changes in inflation, and the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the underlying fund may have no income to distribute. Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund's investments in an underlying fund that invests in inflation-indexed bonds.
  Floating rate loans generally are subject to restrictions on transfer, and an underlying fund in which the Fund invests may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than their fair market value. An underlying fund may find it difficult to establish a fair value for floating rate loans held by it. There is a risk that the value of the collateral securing a loan may decline after the underlying fund invests and that the collateral may not be sufficient to cover the amount owed to it. In the event the borrower defaults, the underlying fund's access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower's obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to it. If the underlying fund acquires a participation interest in a loan, it may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.
  Because the Fund owns underlying funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  To the extent the underlying funds invest more heavily in particular sectors, the Fund's performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The instruments or industries that constitute a sector may all react in the same way to economic, political or regulatory events. Alternatively, the lack of exposure to one or more sectors may adversely affect performance. Because the Fund is focused on inflation and not broad market performance, the underlying funds in which the Fund invests may hold a limited number of securities and may at times be substantially over- and under-weighted in certain economic sectors. As such, the Fund's performance is likely to be disproportionately affected by the factors influencing those sectors. To the extent the underlying funds emphasize the real estate sector, energy sector, materials sector or a combination of those sectors, your investment in the Fund will be linked to the performance of one or multiple sectors, and the value of the Fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.
  Because the Fund owns an underlying fund that invests in natural resources industries, the Fund is subject to an increased risk of loss. Natural resources may be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.
  Because the Fund owns an underlying fund that invests in commodities, it is subject to commodities risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the underlying fund focuses its investments in a particular commodity in the commodities market, the Fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. Because the Fund's performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund's shares.
  Because the Fund owns an underlying fund that buys investments in real estate investment trusts (REITs) and other investments in real estate, the Fund's value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.
  Investment by an underlying fund in medium-sized stocks involves greater risk than investing in larger company stocks. The risks associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.
  Investment by an underlying fund in small-cap companies may involve greater risk and may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience and market diversification.
  Because the Fund owns underlying funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by an underlying investment in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by an underlying fund in which the Fund invests.
  To the extent that the Fund owns an underlying fund that invests in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Although the Fund is intended to provide a measure of protection against inflation, it is possible that it will not do so to the extent intended. The Fund's investments may be adversely affected to a greater extent than other investments during deflationary periods.
  Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the underlying funds directly, to the extent permitted.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund's website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Real Assets Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	2.81%	[1]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	3.87%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.79%)	[2]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	$ 110
3 Years	rr_ExpenseExampleYear03	$ 924

[1]	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.12% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2015. The "Fee waiver and expense reimbursement" may also include the waiver of a shareholder service fee attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.